Interest In Master Trust (Details) - EBP 003 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Nonconsolidated, Master Trust
Master Trust Balances
Investments at fair value	$ 4,618,678,694	$ 4,099,782,180
Fully benefit- responsive investment contracts at contract value	325,106,396	356,246,782
Total investments	4,943,785,090	4,456,028,962
EBP, Nonconsolidated, Plan Interest in Master Trust
Master Trust Balances
Investments at fair value	4,438,460,494	3,992,432,797
Fully benefit- responsive investment contracts at contract value	323,953,690	355,464,586
Total investments	4,762,414,184	4,347,897,383
Money market accounts | EBP, Nonconsolidated, Master Trust
Master Trust Balances
Investments at fair value	7,992,157	12,508,330
Money market accounts | EBP, Nonconsolidated, Plan Interest in Master Trust
Master Trust Balances
Investments at fair value	7,961,302	12,478,581
Common Stock | EBP, Nonconsolidated, Master Trust
Master Trust Balances
Investments at fair value	490,869,721	418,306,585
Common Stock | EBP, Nonconsolidated, Plan Interest in Master Trust
Master Trust Balances
Investments at fair value	487,360,831	416,511,988
Common trust funds | EBP, Nonconsolidated, Master Trust
Master Trust Balances
Investments at fair value	4,053,955,347	3,619,444,179
Common trust funds | EBP, Nonconsolidated, Plan Interest in Master Trust
Master Trust Balances
Investments at fair value	3,878,562,712	3,514,495,024
Brokerage accounts | EBP, Nonconsolidated, Master Trust
Master Trust Balances
Investments at fair value	65,861,469	49,523,086
Brokerage accounts | EBP, Nonconsolidated, Plan Interest in Master Trust
Master Trust Balances
Investments at fair value	64,575,649	48,947,204
Total | Money market accounts | EBP, Nonconsolidated, Master Trust
Master Trust Balances
Investments at fair value	7,992,157	12,508,330
Total | Common Stock | EBP, Nonconsolidated, Master Trust
Master Trust Balances
Investments at fair value	490,869,721	418,306,585
Total | Brokerage accounts | EBP, Nonconsolidated, Master Trust
Master Trust Balances
Investments at fair value	$ 65,861,469	$ 49,523,086